Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events
The Company has evaluated subsequent events for recognition and remeasurement purposes of the financial statements through November 8, 2021, and for disclosure purposes through January 25, 2022. Except as described below, the Company has concluded that no events or transactions have occurred that require disclosure.
On January 24, 2022, the Company entered into an equity purchase agreement (the “Purchase Agreement” or “Equity Purchase Agreement”) and a registration rights agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”), which provides for the sale to Lincoln Park up to $50 million of shares of its common stock over the thirty-six (36) month term of the Purchase Agreement. In connection with the Purchase Agreement, Lincoln Park will make an initial purchase of $3.0 million worth of shares of common stock (the “Initial Purchase”), and the Company issued 142,939 shares of common stock to Lincoln Park as a commitment fee in connection with entering into the Purchase Agreement.

14.	Subsequent Events
The Company has evaluated subsequent events for recognition and remeasurement purposes of the financial statements as of December 31, 2020 and the year then ended, through June 14, 2021 and, for disclosure purposes, through January 25, 2022. Except as described below, the Company has concluded that no events or transactions have occurred that require disclosure.
In March 2021, the Company entered into the Oxford LSA, pursuant to which the Company may borrow up to $30.0 million, issuable in two separate tranches of $20.0 million and $10.0 million under the Term A Loan and Term B Loan, respectively. The Term A Loan became available to the Company at the effective date of the Oxford LSA on March 19, 2021 and $12.5 million of the proceeds were used to pay off the outstanding SVB Term Loans. The remaining net proceeds from Term A Loan of $7.4 million, after taking into effect specified issuance and legal fees designated within the distribution letter, was distributed to the Company in March 2021 (Refer to details in Note 6).

In April 2021, the Company entered into a Research Subaward Agreement with UCSF, whereby up to $5.0 million in costs are reimbursable to the Company for clinical activities performed to determine the effectiveness of zotatifin in the treatment of
COVID-19.
UCSF is the recipient of an award from Defense Advanced Research Projects and the Company is the subrecipient.
Business Combination closing of LWAC and eFFECTOR
On August 25, 2021, the Company completed the previously announced business combination pursuant to an Agreement and Plan of Merger dated May 26, 2021, among LWAC, LWAC Merger Sub Inc., eFFECTOR Therapeutics, Inc. (Old eFFECTOR). Upon closing of the business combination, the combined company was renamed eFFECTOR Therapeutics, Inc. (eFFECTOR). All outstanding common and preferred shares of Old eFFECTOR converted into common shares of the surviving eFFECTOR company through application of an exchange ratio of approximately 0.09657.
Pursuant to the terms of the Agreement and Plan of Merger, the Company’s shareholders exchanged their interests in the Company for shares of common stock of eFFECTOR. In addition, awards under the Company’s existing equity incentive plans, including the 2013 Plan, continue in full force and effect on the same terms and conditions as were previously applicable to such awards, subject to adjustments to the exercise price and number of shares of common stock issuable upon exercise based on the final conversion ratio calculated in accordance with the Merger Agreement.
Gross proceeds from this transaction totaled approximately $65.9 million, which included funds held in LWAC’s trust account and the completion of a concurrent PIPE financing in which certain investors agreed to subscribe for and purchased an aggregate of $60.7 million of common stock of eFFECTOR. The shareholders of LWAC approved the transaction on August 24, 2021. The transaction was previously approved by the boards of directors of both LWAC and Old eFFECTOR. The transaction will be accounted for as a “reverse recapitalization” in accordance with GAAP. Under the reverse recapitalization model, the business combination will be treated as eFFECTOR issuing equity for the net assets of LWAC, with no goodwill or intangible assets recorded. Under this method of accounting, LWAC will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the business combination, eFFECTOR stockholders have a majority of the voting power of the combined company, comprise all of the ongoing operations of the combined entity, comprise a majority of the governing body of the combined company, and eFFECTOR senior management comprise all of the senior management of th
e
 combined company.
The shares and corresponding capital amounts, options and related per share amounts, and income or losses per share, prior to the business combination, have been retroactively restated based on shares reflecting the exchange ratio of approximately
 0.09657

established in the business combination.
Lincoln Park Purchase Agreement (unaudited)
On January 24, 2022, the Company entered into an equity purchase agreement (the “Purchase Agreement” or “Equity Purchase Agreement”) and a registration rights agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”), which provides for the sale to Lincoln Park up to $50 million of shares of its common stock over the thirty-six (36) month term of the Purchase Agreement. In connection with the Purchase Agreement, Lincoln Park will make an initial purchase of $3.0 million worth of shares of common stock (the “Initial Purchase”), and the Company issued 142,939 shares of common stock to Lincoln Park as a commitment fee in connection with entering into the Purchase Agreement.